BOSTON     CONNECTICUT     NEW JERSEY     NEW YORK     WASHINGTON, DC

FRANK LEE

Attorney at Law

7 Times Square, Times Square Tower

New York, NY  10036

T: (212) 297 5825 F: (212) 916 2940

flee@daypitney.com

June 1, 2009

VIA HAND DELIVERY

Ajay Koduri, Staff Attorney

Division of Corporation Finance

United States Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re:	JumpTV Inc.
Registration Statement on Form 10
Filed April 9, 2009
File No. 000-53620

Dear Mr. Koduri:

Reference is made to the above-referenced Registration Statement on Form 10 (the “Registration Statement”) of JumpTV Inc. (the “Company”), which was filed with the Securities and Exchange Commission (the “Commission”) on April 9, 2009, and to the comment letter of the staff (the “Staff”) of the Commission dated May 8, 2009 (the “Comment Letter”) regarding the Registration Statement.

Enclosed please find (i) three clean and marked copies of Amendment No. 1 to the Registration Statement (the “Amendment”) and (ii) three copies of the Company’s letter to the Staff dated June 1, 2009 responding to the Comment Letter (the “Response Letter”).

Please be advised that the Amendment, the Response Letter and this letter were filed via EDGAR earlier today.

Please direct any inquiries relative to these filings to me at (212) 297-5825.  Thank you.

Very truly yours,

/s/ Frank Lee

FRANK LEE

cc:                                 Roy E. Reichbach, Esq.